Background, Organization and Summary of Significant Accounting Policies - Schedule of Capitalized and Debt Portion of AFUDC (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Debt portion	$ 3,264	$ 1,666	$ 1,175
Equity portion	3,627	2,296	2,289
AFUDC capitalized as part of utility plant	$ 6,891	$ 3,962	$ 3,464
AFUDC rate	5.85%	5.95%	7.35%